Employment Agreements (Tables)	12 Months Ended
Dec. 31, 2012
Employment Agreements [Abstract]
Summary of the Company's minimum obligations under employment agreements
2013	$360,000
2014	360,000
2015	360,000
2016	75,000

$1,155,000